Cover	Sep. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2021
Entity File Number	000-52545
Entity Registrant Name	Mawson Infrastructure Group Inc.
Entity Central Index Key	0001218683
Entity Tax Identification Number	88-0445167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 5
Entity Address, Address Line Two	97 Pacific Highway
Entity Address, City or Town	North Sydney
Entity Address, Country	AU
Entity Address, Postal Zip Code	2060
City Area Code	61 2
Local Phone Number	8624 6130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false